Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Purchase Consideration	The equity interests were acquired for total purchase consideration of $618.8 million which was comprised of the following (in thousands):

Fair Value
Cash consideration paid	$45,000
Issuance of common units	573,800
Total purchase consideration	$618,800
The total purchase consideration of $157.6 million was comprised of the following (in thousands):

Fair Value
Cash consideration paid	$156,404
Issuance of common units	1,172
Total purchase consideration	$157,576

Schedule of Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the allocation of fair value of assets acquired and liabilities assumed in the transaction (in thousands):

Amount
Cash and cash equivalents	$40,461
Restricted cash	14,444
Accounts receivable, net	3,548
Prepaid expenses and other current assets	7,614
Property and equipment	1,494
Intangible assets	107,600
Total assets acquired	175,161
Accounts payable	(8,446)
Funds payable to owners	(20,393)
Hospitality and sales taxes payable	(5,575)
Deferred revenue	(5,953)
Future stay credits	(10,601)
Accrued expenses and other liabilities	(8,474)
Other long-term liabilities	(6,385)
Total liabilities assumed	(65,827)
Net assets purchased	109,334
Goodwill	509,466
Total purchase consideration	$618,800

The acquisition was accounted for under the acquisition method of accounting. The following table summarizes the final allocation of fair value of assets acquired and liabilities assumed in the transaction (in thousands):

Amount
Cash	$42,429
Other current assets	9,838
Property, plant, and equipment	35,539
Identifiable intangible assets	79,247
Other assets	1,201
Total assets acquired	168,254
Current liabilities	(62,553)
Other liabilities	(2,677)
Total liabilities assumed	(65,230)
Net assets purchased	103,024
Goodwill	54,552
Total purchase consideration	$157,576

Summary of Preliminary Identifiable Intangible Assets

The Company’s identifiable intangible assets acquired consisted of the following as of the acquisition date (in thousands):

	Estimated Useful Life (Years)	Fair Value
Homeowner contracts	5	$102,300
Database and listings	1	$3,400
Trademark, trade name, brand name	1	$1,900
Total identifiable intangible assets		$107,600

The Company’s identifiable intangible assets acquired consisted of the following as of the acquisition date (in thousands):

	Estimated Useful
	Life (Years)	Fair Value
Trademarks and tradenames	2	$5,500
Database and listings	5	14,540
Favorable leasehold interests	2	127
Homeowner contracts	10	59,080
Total identifiable intangible assets		$79,247

Schedule of Pro Forma Financial Information	Supplemental information on an unaudited pro forma basis is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Revenue	$920,620	$585,848
Net loss	(149,622)	(136,510)
Supplemental information on an unaudited pro forma basis is as follows (in thousands):

Year Ended December 31, 2019
Revenue	$505,957
Net loss	(85,261)